STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN DIVERSIFIED INCOME BUILDER FUND (the “Fund”)

Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Fund dated September 1, 2008 is hereby restated as of April 9, 2009 with the below changes. The date of the Fund's SAI as it relates to Class A, Class B, Class C and Class I Shares of the Fund is April 9, 2009.

                1.     The following changes are made to the front cover:

                The reference to the date of the Fund’s prospectus is amended to reflect that the date of the Fund’s prospectus as it relates to Classes A, B, C and I Shares of the Fund is now April 9, 2009

                The paragraph regarding the audited financial statements with respect to the Fund only is replaced with the following:

                The audited financial statements for Evergreen Diversified Income Builder Fund, including the notes thereto, and the report of the Independent Registered Public Accounting Firm thereon, included in the Evergreen Fixed Income Trust’s Annual Report dated April 30, 2008, as restated March 18, 2009, are incorporated into this document by reference (which means they are considered part of this SAI). The unaudited financial statements for Evergreen Diversified Income Builder Fund, including the notes thereto, included in the Evergreen Fixed Income Trust’s Semi-Annual Report dated October 31, 2008, are incorporated into this document by reference (which means they are considered part of this SAI).The Evergreen Fixed Income Trust’s Annual Report dated April 30, 2008 as restated March 18, 2009, relating to Evergreen Diversified Income Builder Fund was filed electronically with the SEC on March 25, 2009 (Accession No. 000113228-09-000227) and its Semi-Annual Report relating to the Evergreen Diversified Income Builder Fund was filed electronically with the SEC on April 9, 2009. (Accession No. 000113228-09-000270).

                2.     The first paragraph in the section entitled “Policy for Dissemination of Portfolio Holdings” in the Fund’s SAI is replaced with the following:

Evergreen Adjustable Rate Fund, Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen International Bond Fund, Evergreen Short Intermediate Bond Fund and Evergreen U.S. Government Fund, Evergreen VA Core Bond Fund and Evergreen VA Diversified Income Builder Fund:  a complete listing of portfolio holdings as of month end will be posted to the Evergreen funds’ Web site at www.EvergreenInvestments.com approximately 15 calendar days after the month end.

Evergreen money market funds:  a complete listing of portfolio holdings will be posted at www.EvergreenInvestments.com by the close of business on Friday of each week. While the Evergreen money market funds generally expect to post portfolio holdings information on a weekly basis, they may post portfolio holdings information on a more frequent basis from time to time.

Evergreen Institutional Mortgage Portfolio, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund: do not post portfolio holdings information to www.EvergreenInvestments.com.

All other Evergreen funds: a complete listing of portfolio holdings as of calendar quarter end will be posted to the Evergreen funds’ Web site at www.EvergreenInvestments.com approximately 15 calendar days after the calendar quarter end.

                3.     The following changes are made to the section entitled “TRUSTEES AND OFFICERS”

                The first sentence of the paragraph describing the Trust’s Audit Committee is replaced with the following:

The Trust has an Audit Committee which consists of Dr. Russell A. Salton, III, Charles A. Austin, III and the Chairman of the Committee, Patricia B. Norris, each of whom is an Independent Trustee.

                The first sentence of the paragraph describing the Trust’s Distribution, 12b-1, and Service Committee is replaced with the following:

                The Trust has a Distribution, 12b-1, and Service Committee (formerly the 12b-1 Committee) which consists of David M. Richardson, William W. Pettit, and Carol Kosel, the Chairperson of the Committee.

                The Trustee Biographical Information tables are replaced with the following:

Independent Trustees:

Name and Date of Birth	Position with Trust	Beginning Year of Term of Office[1]	Principal Occupation for Last Five Years	Number of Portfolios Overseen in Evergreen Fund Complex as of 12/31/2008[2]	Other Directorships held outside of Evergreen Fund Complex
Charles A. Austin III DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, LLC (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)	77	None
K. Dun Gifford DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College	77	None
Dr. Leroy Keith, Jr. DOB: 2/14/1939	Trustee	1983	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services	77	Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/08)
Carol A. Kosel DOB: 12/25/1963	Trustee	2008	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund	77	None
Gerald M. McDonnell DOB: 7/14/1939	Trustee	1988	Former Manager of Commercial Operations, CMC Steel (steel producer)	77	None
Patricia B. Norris DOB: 4/9/1948	Trustee	2006	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)	77	None
David M. Richardson DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)	77	None
Russell A. Salton, III, MD DOB: 6/2/1947	Trustee	1984	President/CEO, AccessOne MedCard, Inc.	77	None
Michael S. Scofield DOB: 2/20/1943	Trustee	1984	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)	77	None
Richard J. Shima DOB: 8/11/1939	Trustee	1993	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)	77	None

Interested Trustees:

Name and Date of Birth	Position with Trust	Beginning Year of Term of Office[1]	Principal Occupation for Last Five Years	Number of Portfolios Overseen in Evergreen Fund Complex as of 12/31/2008[2]	Other Directorships held outside of Evergreen Fund Complex
William Walt Pettit DOB: 8/26/1955[3]	Trustee	1988	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company); Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)	77	None
Richard K. Wagoner, CFA DOB: 12/12/1937[4]	Trustee	1999	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society	77	None

1  Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office.

2  As of December 31, 2008, the Evergreen fund complex consisted of ten open-end investment management companies representing seventy-one separate series and six closed-end funds.

3  It is possible that Mr. Pettit may be viewed as an "interested person" of the Evergreen Funds, as defined in the 1940 Act, because of his law firm's previous representation of affiliates of Wells Fargo & Company ("Wells Fargo"), the parent company of the Evergreen funds' investment adviser, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

4  Mr. Wagoner is an "interested person" of the Evergreen funds because of his ownership of shares in Wells Fargo, the parent company of the Evergreen funds' investment advisor.

                In the sub-section entitled “TRUSTEE COMPENSATION” the introductory paragraph and table are replaced with the following:

Listed below is the Trustee compensation paid by the Fund for the fiscal year ended April 30, 2008 and by the Evergreen Fund Complex1 for the twelve months ended December 31, 2008. The Trustees do not receive pension or retirement benefits from the Evergreen funds.

Trustee Compensation

Trustee	Fund	Aggregate Compensation From the Fund	Total Compensation from the Evergreen Fund Complex[1,2]
Charles A. Austin III	Diversified Income Builder Fund	$618	$255,500
K. Dun Gifford	Diversified Income Builder Fund	$578	$238,000
Dr. Leroy Keith, Jr.	Diversified Income Builder Fund	$561	$234,250
Carol A. Kosel	Diversified Income Builder Fund	$137	$224,500[3]
Gerald M. McDonnell	Diversified Income Builder Fund	$498	$202,750
Patricia B. Norris	Diversified Income Builder Fund	$520	$217,750
William Walt Pettit	Diversified Income Builder Fund	$518	$226,500
David M. Richardson	Diversified Income Builder Fund	$498	$205,250
Russell A. Salton, III, MD	Diversified Income Builder Fund	$572	$240,500
Michael S. Scofield	Diversified Income Builder Fund	$829	$345,250
Richard J. Shima	Diversified Income Builder Fund	$565	$207,000
Richard K. Wagoner	Diversified Income Builder Fund	$498	$201,750

1  As of December 31, 2008, the Evergreen fund complex consisted of ten open-end investment management companies representing seventy-one separate series and six closed-end funds.

2 The Trustees have a Deferred Compensation Plan which provides Trustees with the option to defer all or part of their compensation. The Trustees may elect to earn a rate of return on any deferred compensation by selecting hypothetical investments in Evergreen investment products in an amount equal to the deferred compensation. A Trustee may elect when to receive distributions of such deferred amounts, but may not receive a distribution before the earlier of the first business day of January following (a) a date five years following the deferral election, or (b) the year in which the Trustee ceases to be a member of the Board of Trustees. Pursuant to the Deferred Compensation Plan, payments due under the Deferred Compensation Plan are unsecured obligations of the Evergreen funds. Also pursuant to the Trustees' Deferred Compensation Plan, certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2008. The amounts listed below will be payable in later years to the respective Trustees:
Austin: $102,200
McDonnell: $202,750
Salton: $60,125
Scofield: $15,450
Shima: $103,500

3 Ms. Kosel received compensation from the Evergreen Fund Complex for her role as consultant  to the Evergreen funds’ Board of Trustees for the period from January 2007 to November 2007.

                In the sub-section entitled “TRUSTEE OWNERSHIP OF EVERGREEN FUND SHARES” the introductory paragraph and table are replaced with the following:

The table shows the dollar range of each Trustee's investment in the Fund and the aggregate dollar range of their investment in the Evergreen fund complex, as of December 31, 2008. Amounts reflected include amounts received through the Trustees' Deferred Compensation Plan.

Independent Trustees

Trustee	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Investments in Evergreen Fund Complex
Charles A. Austin III	Evergreen Diversified Income Builder Fund	$0	Over $100,000
K. Dun Gifford	Evergreen Diversified Income Builder Fund	$0	Over $100,000
Dr. Leroy Keith, Jr.	Evergreen Diversified Income Builder Fund	$0	$50,001-$100,000
Carol A. Kosel	Evergreen Diversified Income Builder Fund	$0	Over $100,000
Gerald M. McDonnell	Evergreen Diversified Income Builder Fund	$50,001-$100,000	Over $100,000
Patricia B. Norris	Evergreen Diversified Income Builder Fund	$0	Over $100,000
David M. Richardson	Evergreen Diversified Income Builder Fund	$0	Over $100,000
Russell A. Salton, III, MD	Evergreen Diversified Income Builder Fund	$0	Over $100,000
Michael S. Scofield	Evergreen Diversified Income Builder Fund	$0	Over $100,000
Richard J. Shima	Evergreen Diversified Income Builder Fund	$0	Over $100,000

Interested Trustees:

Trustee	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Investments in Evergreen Fund Complex
William Walt Pettit	Evergreen Diversified Income Builder Fund	$0	Over $100,000
Richard K. Wagoner	Evergreen Diversified Income Builder Fund	$0	Over $100,000

                4.     In the section entitled “OFFICER INFORMATION” the information in the table with respect to Dennis H. Ferro and Michael H. Koonce is replaced with the following:

Prinicipal Officers

Name, Address and Date of Birth	Position with Trust	Principal Occupation for the Last Five Years
W. Douglas Munn 200 Berkeley Street Boston, MA 02116 DOB: 4/21/1963	President since 2009	Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.
Michael H. Koonce 200 Berkeley Street Boston, MA 02116 DOB: 4/20/1960	Secretary since 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC.

                5.     The first two introductory paragraphs and table in the section entitled “Principal Holders of Fund Shares” are replaced with the following:

As of March 31, 2009, the officers and Trustees of each Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Except as noted below in the table, to the Fund's knowledge, no persons owned of record 5% or more of any class of shares of the Fund. No person is reflected on the books and records of the Fund as owning beneficially 5% or more of the outstanding shares of any class of the Fund as of March 31, 2009.

Diversified Income Builder Fund – Class A
Charles Schwab & Co., Inc. Special Custody Account FBO Exclusive Benefit of Customers Reinvest Account 101 Montgomery Street/Mutual Funds San Francisco, CA 94104	7.43%
MLPF & S For the Sole Benefit Of Its Customers Attn: Fund Admin 4800 Deer Lake Drive, E 2nd Floor Jacksonville, FL 32246-6484	5.54%
Diversified Income Builder Fund – Class B
MLPF & S For the Sole Benefit Of Its Customers Attn: Fund Admin 4800 Deer Lake Drive, E 2nd Floor Jacksonville, FL 32246-6484	5.97%
Diversified Income Builder Fund – Class C
MLPF & S For the Sole Benefit Of Its Customers Attn: Fund Admin 4800 Deer Lake Drive, E 2nd Floor Jacksonville, FL 32246-6484	13.27%
Citigroup Global Markets Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	11.60%
Diversified Income Builder Fund – Class I
LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations PO Box 509046 San Diego, CA 92150-9046	59.68%
Prudential Investment Mgmt. Services For the Benefit of Mutual Fund Clients 100 Mulberry Street Mailstop NJ 05-11-20 3 Gateway Center Floor 11 Newark, NJ 07102-4000	11.05%
US Bank FBO Executive Benefit Group PO Box 1787 Milwaukee, WI 53201-1787	6.48%
Barclays Capital Inc. 70 Hudson Street, 7th Floor Jersey City, NJ 07302-4585	5.57%

                6.     The following changes are made to the section entitled “Investment Advisor:”

                The first sentence of the section is replaced with the following:

EIMC, a wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the investment advisor to the Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts, 02116-5034. Wells Fargo is located at 420 Montgomery Street, San Francisco, California 94104.

The first sentence of the fourth paragraph of the section is replaced with the following:

                The Advisory Agreement continues in effect until September 30, 2009 and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding voting securities (as defined by the 1940 Act).

The remaining references to Wachovia Corporation in the Fund's SAI are amended to be references to Wells Fargo.

April 9, 2009	584113 RV1 (4/09)